Commitments and Contingencies	12 Months Ended
Mar. 31, 2023
Commitments And Contingencies [Abstract]
Commitments and Contingencies	COMMITMENTS AND CONTINGENCIES
Contingencies
From time to time, the Group may become involved in various claims and litigation as part of its normal course of business. While the final outcome thereof cannot be predicted, based on the information currently available, management believes the resolution of current pending claims and litigation will not have a material impact on the Group’s financial position and results of operations. Claims for which there is a probable unfavorable outcome are recorded in provisions.
Operating commitments
Operating expenditures contracted for at the end of the reporting period but not yet incurred are as follows:

Year ended	March 31, 2023
Technology licenses, infrastructure and other	Total
2024	9,176
2025	3,299
2026	1,355
2027	1,367
Thereafter	4,119
19,316